Loss Per Ordinary Equity Share (Basic and Diluted) - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary Equity Share Basic And Diluted Earnings Loss Per Share [Abstract]
Net loss used in the calculation of loss per share	£ 39,410	£ 32,550	£ 19,580
Weighted average ordinary shares issued	88,950,441	81,772,124	75,126,869